TRADE RECEIVABLES (Details) - Maximum [member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about trade receivables [line items]
Credit term	30 days
Age of trade receivables	1 year	1 year